LEASES (Schedule of future minimum non-cancelable rental commitments) (Details)	Jul. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 1,724,004
2018	1,731,609
2019	1,731,609
2020	1,731,609
2021	1,693,185
After 2021	12,937,071
Total required	$ 21,549,087	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $30,480,467 under operating leases due in the future under non-cancelable leases.